Equity	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Equity

NOTE 21:  EQUITY

COMMON SHARES

The Bank is authorized by its shareholders to issue an unlimited number of common shares, without par value, for unlimited consideration. The common shares are not redeemable or convertible. Dividends are typically declared by the Board of Directors of the Bank on a quarterly basis and the amount may vary from quarter to quarter.

PREFERRED SHARES

The Bank is authorized by its shareholders to issue, in one or more series, an unlimited number of Class A First Preferred Shares, without nominal or par value. Non-cumulative preferential dividends are payable quarterly, as and when declared by the Board of Directors of the Bank. All preferred shares include NVCC Provisions, necessary for the preferred shares to qualify as regulatory capital under OSFI’s CAR guideline. NVCC Provisions require the conversion of the preferred shares into a variable number of common shares of the Bank if OSFI determines that the Bank is, or is about to become, non-viable and that after conversion of all non-common capital instruments, the viability of the Bank is expected to be restored, or if the Bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government without which the Bank would have been determined by OSFI to be non-viable.

The following table summarizes the changes to the shares issued and outstanding and treasury shares held as at and for the years ended October 31, 2020 and October 31, 2019.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	October 31, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,812.5	$21,713	1,830.4	$21,221
Proceeds from shares issued on exercise of stock options	1.5	79	2.3	124
Shares issued as a result of dividend reinvestment plan	14.1	838	4.8	357
Shares issued in connection with acquisitions[1]	–	–	5.0	366

Purchase of shares for cancellation and other	(12.0)	(143)	(30.0)	(355)
Balance as at end of year – common shares	1,816.1	$22,487	1,812.5	$21,713
Preferred Shares – Class A2
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 11[3]	–	–	6.0	150
Series 12	28.0	700	28.0	700
Series 14	40.0	1,000	40.0	1,000
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	14.0	350

Series 24	18.0	450	18.0	450
Balance as at end of year – preferred shares	226.0	$5,650	232.0	$5,800
Treasury shares – common[4]
Balance as at beginning of year	0.6	$(41)	2.1	$(144)
Purchase of shares	135.6	(8,752)	132.3	(9,782)

Sale of shares	(135.7)	8,756	(133.8)	9,885
Balance as at end of year – treasury shares – common	0.5	$(37)	0.6	$(41)
Treasury shares – preferred[4]
Balance as at beginning of year	0.3	$(6)	0.3	$(7)
Purchase of shares	6.0	(122)	7.0	(151)

Sale of shares	(6.2)	124	(7.0)	152
Balance as at end of year – treasury shares – preferred	0.1	$(4)	0.3	$(6)

[1]

On November 1, 2018, the Bank issued 4.7 million shares for $342 million that formed part of the consideration paid for Greystone, as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 for a discussion on the acquisition of Greystone.

[2]

All series of preferred shares – Class A include NVCC Provisions and qualify as regulatory capital under OSFI’s CAR guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective terms and conditions applicable to each Series of shares, assuming there are no declared and unpaid dividends on the respective Series of shares at the time of conversion, as applicable, would be 100 million for Series 1, 100 million for Series 3, 100 million for Series 5, 70 million for Series 7, 40 million for Series 9, 140 million for Series 12, 200 million for Series 14, 70 million for Series 16, 70 million for Series 18, 80 million for Series 20, 70 million for Series 22, and 90 million for Series 24.

[3]

On October 31, 2020, the Bank redeemed all of its 6 million outstanding Non-Cumulative Fixed Rate Class A First Preferred Shares NVCC, Series 11 (“Series 11 Shares”), at a redemption price of $26.00 per Series 11 Share, for a total redemption cost of approximately $156 million.

[4]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Preferred Shares Terms and Conditions
	Issue date	Annual yield (%)[1]	Reset spread (%)[1]	Next redemption/ conversion date[1]	Convertible into[1]
NVCC Rate Reset Preferred Shares[2]
Series 1	June 4, 2014	3.662	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	2.27	July 31, 2024	Series 4
Series 5[3]	December 16, 2014	3.876	2.25	January 31, 2025	Series 6
Series 7[4]	March 10, 2015	3.201	2.79	July 31, 2025	Series 8
Series 9[5]	April 24, 2015	3.242	2.87	October 31, 2025	Series 10
Series 12	January 14, 2016	5.5	4.66	April 30, 2021	Series 13
Series 14	September 8, 2016	4.85	4.12	October 31, 2021	Series 15
Series 16	July 14, 2017	4.50	3.01	October 31, 2022	Series 17
Series 18	March 14, 2018	4.70	2.70	April 30, 2023	Series 19
Series 20	September 13, 2018	4.75	2.59	October 31, 2023	Series 21
Series 22	January 28, 2019	5.20	3.27	April 30, 2024	Series 23

Series 24	June 4, 2019	5.10	3.56	July 31, 2024	Series 25

[1]

Non-cumulative preferred dividends for each Series are payable quarterly, as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next redemption/conversion date and every 5 years thereafter to equal the then 5-year Government of Canada bond yield plus the reset spread noted. Rate Reset Preferred Shares are convertible to the corresponding Series of Floating Rate Preferred Shares, and vice versa. If converted into a Series of Floating Rate Preferred Shares, the dividend rate for the quarterly period will be equal to the then 90-day Government of Canada Treasury bill yield plus the reset spread noted.

[2]

Subject to regulatory consent, redeemable on the redemption date noted and every 5 years thereafter, at $25 per share. Convertible on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original Series of preferred shares every 5 years.

[3]

On January 16, 2020, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 5 (the “Series 5 Shares”) would be converted on January 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 6. On January 2, 2020, the Bank announced the dividend rate for the Series 5 Shares for the 5-year period from and including January 31, 2020, to but excluding January 31, 2025, would be 3.876%.

[4]

On July 16, 2020, the Bank announced that none of its 14 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 7 (the “Series 7 Shares”) would be converted on July 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 8. On July 2, 2020, the Bank announced the dividend rate for the Series 7 Shares for the 5-year period from and including July 31, 2020, to but excluding July 31, 2025, would be 3.201%.

[5]

On October 16, 2020, the Bank announced that none of its 8 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 9 (the “Series 9 Shares”) would be converted on October 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 10. On October 1, 2020, the Bank announced the dividend rate for the Series 9 Shares for the 5-year period from and including October 31, 2020, to but excluding October 31, 2025, would be 3.242%.

NORMAL COURSE ISSUER BID

On December 19, 2019, the Bank announced that the Toronto Stock Exchange (TSX) and OSFI had approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 30 million of its common shares. The NCIB commenced on December 24, 2019. During the year ended October 31, 2020, the Bank repurchased 12 million common shares under its NCIB at an average price of $70.55 per share for a total amount of $847 million.

During the year ended October 31, 2019, the Bank repurchased an aggregate of 30 million common shares under its then current NCIB and a prior NCIB, at an average price of $74.48 per share, for a total amount of $2.2 billion.

On March 13, 2020, OSFI issued a news release announcing a series of measures to support the resilience of financial institutions in response to challenges posed by COVID-19 and current market conditions. One such measure was a decrease in the Domestic Stability Buffer (DSB) by 1.25% of risk-weighted assets (RWA). In the news release, OSFI stated its expectation that banks will use the additional lending capacity to support Canadian households and businesses and set the expectation for all federally regulated financial institutions that dividend increases and share buybacks should be halted for the time being.

DIVIDEND REINVESTMENT PLAN

The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from the Bank’s treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5% at the Bank’s discretion, or from the open market at market price.

During the year ended October 31, 2020, 4.1 million common shares were issued from the Bank’s treasury with no discount and 10.0 million common shares were issued from the Bank’s treasury with a 2% discount under the dividend reinvestment plan. During the year ended October 31, 2019, 4.8 million common shares were issued from the Bank’s treasury with no discount under the dividend reinvestment plan.

DIVIDEND RESTRICTIONS

The Bank is prohibited by the Bank Act from declaring dividends on its preferred or common shares if there are reasonable grounds for believing that the Bank is, or the payment would cause the Bank to be, in contravention of the capital adequacy and liquidity regulations of the Bank Act or directions of OSFI. The Bank does not anticipate that this condition will restrict it from paying dividends in the normal course of business.

The Bank is also restricted from paying dividends in the event that Trust IV fails to pay interest in full to holders of its trust securities, TD CaTS IV Notes. In addition, the ability to pay dividends on common shares without the approval of the holders of the outstanding preferred shares is restricted unless all dividends on the preferred shares have been declared and paid or set apart for payment. Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.

As noted above under “Normal Course Issuer Bid”, on March 13, 2020, OSFI issued a news release announcing a series of measures to support the resilience of financial institutions in response to challenges posed by COVID-19 and current market conditions. In that news release, among other things, OSFI set the expectation for all federally regulated financial institutions that dividend increases should be halted for the time being.